Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Net Sales	$ 8,239		$ 16,242		$ 5,914
Operating Expenses:
Research and development	105,733	92,240	235,733	181,840	375,220	257,803
General and administrative	(490,145)	1,352,028	4,779,429	1,970,028	4,327,529	2,873,185
Total operating expenses	384,412	(1,444,268)	(5,015,162)	(2,151,868)	(4,702,749)	(3,130,988)
Income / (Loss) from operations	392,651	(1,444,268)	(4,998,920)	(2,151,868)	(4,696,835)	(3,130,988)
Other income (expense)
Other Income / (Expense)	(6,141)		(12,380)		20,099	52,898
Change in fair value of derivative liability	1,444,164		(1,180,723)		5,900
Financing costs			(171,739)		(643,481)
Interest expense (including $58,788 and $58,788 to related parties for three months and $116,930 and $116,930 to related parties for six months and $235,798 and $232,076)	(58,788)	(86,816)	(262,721)	(170,822)	(555,094)	(340,580)
Interest expense - amortization of debt discount		(53,346)	(747,623)	(93,024)	(418,339)	(398,594)
Gain on debt extinguishment, net		(526,871)	651,574	(552,871)	(977,203)	(455,975)
Total other expense	1,379,235	(667,033)	(1,723,612)	(816,717)	(2,568,118)	(1,142,251)
Loss before income tax provision					(7,264,953)	(4,273,239)
Income tax provision					1,600	866
Net Income / (Loss)	$ 1,771,886	$ (2,111,301)	$ (6,722,532)	$ (2,968,585)	$ (7,266,553)	$ (4,274,105)
Income / loss per share - basic and diluted	$ 0.01	$ (0.02)	$ (0.05)	$ (0.03)	$ (0.07)	$ (0.05)
Weighted average number of common shares outstanding - basic and diluted	152,539,980	102,734,185	142,335,253	99,184,826	106,148,101	79,602,170